Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 913,562
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	913,562
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	248,592
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	248,592
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	1,000
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16	1,000
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17	1,384,476
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18	1,383,476
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20	$ 1,000
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1		$ 862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2		862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5		221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6		221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9		101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10		101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17		1,185,088
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18		1,185,088
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20		$ 0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1			$ 850,736
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2			850,736
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5			221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6			221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9			81,012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10			81,012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 17			1,153,070
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 18			1,153,070
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 19			0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 20			$ 0